Quarterly Financial Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Quarterly Financial Information [Abstract]
Net sales	$ 192,166,000	$ 169,449,000	$ 173,863,000	$ 152,925,000	$ 190,701,000	$ 176,326,000	$ 166,748,000	$ 159,936,000	$ 688,403,000	$ 693,711,000	$ 607,493,000
Net earnings	17,679,000	13,791,000	10,202,000	5,207,000	15,383,000	13,078,000	13,227,000	10,813,000	46,879,000	52,501,000	44,846,000
Net earnings - Basic	$ 0.66	$ 0.52	$ 0.38	$ 0.20	$ 0.58	$ 0.49	$ 0.50	$ 0.41	$ 1.76	$ 1.97	$ 1.70
Net earnings - Diluted	$ 0.65	$ 0.51	$ 0.38	$ 0.19	$ 0.57	$ 0.49	$ 0.49	$ 0.40	$ 1.73	$ 1.95	$ 1.68
Dividends declared per common share	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.32	$ 0.32	$ 0.32
Inventory write-down					6,500,000
Gain on contingent consideration liability					$ 6,600,000